Cash (Tables)	12 Months Ended
Dec. 31, 2020
Cash
Schedule of cash

	December 31,
	2020	2019
Available balances	996,304	753,540
Total	996,304	753,540

Schedule of adjustments for non cash items

	Year Ended December 31,
	2020	2019
Depreciation	2,823	1,822
Change in Provisions	6,634	175
Share-based payments	6,012	249
Other items	(4)	62
Total	15,465	2,308

Reconciliation of liabilities from financing activities

	Non-Cash-Items
			Additional	Business	Exchange
	January 1, 2020	Cash -Flow	Agreement	Combinations	Differences	December 31, 2020
Lease liabilities	6,070	(3,972)	98	2,677	(87)	4,786
	6,070	(3,972)	98	2,677	(87)	4,786

	Non-Cash-Items
			Additional	Termination	Exchange
	January 1, 2019	Cash -Flow	Agreement	of Agreement	Differences	December 31, 2019
Lease liabilities	1,819	(1,652)	7,527	(1,624)	—	6,070
	1,819	(1,652)	7,527	(1,624)	—	6,070